Retirement Plans (Details 2) (Supplemental Executive Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Executive Retirement Plans [Member]
Components of net periodic benefit cost
Service cost	$ 379	$ 251	$ 620
Interest cost	32	39	64
(Gain) loss on settlements		149	(652)
Net periodic benefit cost	$ 411	$ 439	$ 32